UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)     (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2014

Security Description	Shares	Value
Common Stock (100.50%)

Basic Materials (1.76%)
Chemicals (0.73%)
Kingboard Chemical Holdings Ltd	15,000	29,276
Sinopec Shanghai Petrochemical Co Ltd	186,000	47,956
		77,232

Forest Products & Paper (0.69%)
Lee & Man Paper Manufacturing Ltd	39,000	24,233
Nine Dragons Paper Holdings Ltd	63,000	49,054
		73,287

Iron/Steel (0.11%)
Angang Steel Co Ltd	18,000	11,092

Mining (0.23%)
Zijin Mining Group Co Ltd	116,000	24,674

Total Basic Materials		186,285

Communications (12.67%)
Internet (6.13%)
Tencent Holdings Ltd	9,300	646,807

Telecommunications (6.54%)
China Mobile Ltd	41,900	383,507
Chunghwa Telecom Co Ltd	100,000	307,344
		690,851

Total Communications		1,337,658

Consumer, Cyclical (10.69%)
Auto Manufacturers (1.54%)
Great Wall Motor Co Ltd	32,500	162,980

Home Furnishings (2.90%)
Haier Electronics Group Co Ltd	113,000	305,913

Lodging (5.27%)
Formosa International Hotels Corp	8,800	104,202
Galaxy Entertainment Group Ltd	9,000	78,257
Sands China Ltd	50,000	373,529
		555,988

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2014 (continued)

Retail (0.98%)
Intime Retail Group Co Ltd	41,000	44,134
SA SA International Holdings Ltd	74,000	59,337
		103,471

Total Consumer, Cyclical		1,128,352

Consumer, Non-Cyclical (7.10%)
Food (4.73%)
China Mengniu Dairy Co Ltd	22,000	110,183
Uni-President Enterprises Corp	52,046	90,479
Want Want China Holdings Ltd	200,000	298,565
		499,227

Pharmaceuticals (2.37%)
Sihuan Pharmaceutical Holdings Group Ltd	142,000	171,159
Sinopharm Group Co Ltd	13,500	36,982
TTY Biopharm Co Ltd	13,068	42,393
		250,534

Total Consumer, Non-Cyclical		749,761

Energy (4.68%)
Coal (0.53%)
China Shenhua Energy Co Ltd	12,500	36,096
Shougang Fushan Resources Group Ltd	64,000	19,471
		55,567

Energy-Alternate Sources (1.03%)
China Longyuan Power Group Corp	52,000	52,355
GCL-Poly Energy Holdings Ltd	156,000	56,310
		108,665

Oil & Gas (3.12%)
China Petroleum & Chemical Corp	78,000	69,784
CNOOC Ltd	122,000	183,383
PetroChina Co Ltd	70,000	76,253
		329,420

Total Energy		493,652

Financial (34.54%)
Banks (16.48%)
Bank of China Ltd	1,009,000	447,456
BOC Hong Kong Holdings Ltd	70,000	199,430
China Construction Bank Corp	639,000	447,302
China Minsheng Banking Corp Ltd	27,500	27,581
Chongqing Rural Commercial Bank	67,000	29,367
Hang Seng Bank Ltd	10,000	159,209
Industrial & Commercial Bank of China Ltd	700,000	430,444
		1,740,789

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2014 (continued)

Diversified Financial Services (3.40%)
China Everbright Ltd	20,000	25,525
Fubon Financial Holding Co Ltd	167,713	227,197
Hong Kong Exchanges and Clearing Ltd	6,700	101,574
Mega Financial Holding Co Ltd	6,477	5,014
		359,310

Insurance (2.62%)
AIA Group Ltd	50,000	237,202
PICC Property & Casualty Co Ltd	28,860	39,511
		276,713

Real Estate (12.04%)
Cheung Kong Holdings Ltd	25,000	414,459
China Overseas Land & Investment Ltd	80,000	207,294
Hysan Development Co Ltd	40,000	174,034
Kerry Properties Ltd	9,000	29,934
Link REIT/The	51,000	250,822
New World Development Co Ltd	23,000	23,127
Sun Hung Kai Properties Ltd	14,000	171,456
		1,271,126

Total Financial		3,647,938

Industrial (11.28%)
Building Materials (0.18%)
BBMG Corp	14,500	11,290
China National Building Material Co Ltd	8,000	8,024
		19,314

Electrical Components & Equipment (0.29%)
Tianneng Power International Ltd	90,000	30,398

Electronics (0.46%)
Hon Hai Precision Industry Co Ltd	17,201	48,691

Engineering & Construction (4.49%)
China State Construction International Holdings Ltd	280,000	474,301

Environmental Control (5.34%)
China Everbright International Ltd	411,200	562,961

Miscellaneous Manufacturing (0.46%)
Fosun International Ltd	39,000	49,020

Transportation (0.06%)
Kerry Logistics Network Ltd	4,500	6,602

Total Industrial		1,191,287

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2014 (continued)

Technology (12.48%)
Computers (2.25%)
Asustek Computer Inc	20,000	197,789
Lenovo Group Ltd	36,000	39,773
		237,562

Semiconductors (10.23%)
Chipbond Technology Corp	116,000	204,704
MediaTek Inc	25,000	368,600
Taiwan Semiconductor Manufacturing Co Ltd	130,284	506,401
		1,079,705

Total Technology		1,317,267

Utilities (5.30%)
Electric (4.62%)
China Resources Power Holdings Co Ltd	94,000	244,782
HK Electric Investments and HK Electric Investments Ltd	4,375	2,831
Huaneng Power International Inc	92,000	88,002
Power Assets Holdings Ltd	17,500	151,716
		487,331

Gas (0.68%)
Hong Kong & China Gas Co Ltd	33,000	71,981

Total Utilities		559,312

Total Common Stock (Cost $8,575,945)		10,611,512

Rights/Warrants (0.01%)
New World Development Co Ltd Rights	7,666	1,581
Total Rights/Warrants (Cost $2,380)		1,581

Total Investments (Cost $8,578,325) (a) (100.51%)		10,613,093
Liabilities in Excess of Other Assets (-0.51%)		(54,146)
Net Assets (100.00%)		10,558,947

(a) March 31, 2014, unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$2,406,892
Unrealized depreciation	(372,124)
Net unrealized appreciation	$2,034,768

Fair Value Measurements –

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2014 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$10,611,512	$-	$-	$10,611,512
Rights and warrants	-	-	1,581	$1,581
Short term securities	-	-	-	$-
Total investments in securities	$10,611,512	$-	$1,581	$10,613,093

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: May 21, 2014

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: May 21, 2014